Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

		December 31,
		2012	2013
		RMB	RMB
Prepaid bandwidth fees		219,144	4,920,581
Prepaid insurance expense		—	2,027,219
Advances to employees		1,249,822	1,434,600
Prepaid rental expenses		1,661,854	1,124,781
Receivable from disposal of an equity method investment	Note 6	6,400,000	—
Others	(i)	953,110	5,038,607

Total		10,483,930	14,545,788

(i)	Others mainly represent office rental deposits and prepaid content fees. The office rental deposits of RMB3,380,050 and RMB3,896,937 as of December 31, 2012 and 2013 respectively, that are expected to be collected after one year of the balance sheet date are presented as other non-current assets in the consolidated balance sheets.